Leases - Lessor: Amounts of Remaining Lease Receivables of Net Investment in Leases and Opearting Lease Contracts Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥)
Operating leases
2020	¥ 289,678
2021	200,061
2022	138,467
2023	91,911
2024	55,608
Thereafter	149,596
Total lease payments	925,321
Net investment in leases
2020	455,576
2021	307,960
2022	205,011
2023	121,870
2024	68,358
Thereafter	86,125
Total lease payments	1,244,900
Less imputed interest	(136,289)
Total lease receivables	¥ 1,108,611